Other Current Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other Assets [Abstract]
Loans receivable - current	$ 29	$ 64
Less: Allowance for loans receivable - current	(29)	(30)	$ (28)	$ (28)
Other receivables	3	34
Other	121	125
Other current assets	$ 124	$ 193